Sales and advertising expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Sales and advertising expense	$ 21,458	$ 66,859	$ 73,650
Percentual decrease in expenses (as a percent)	20.80%
Sales and marketing expense
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs	$ 6,755	9,916	9,305
Advertising campaigns	12,867	54,123	62,016
Selling expenses	1,836	2,820	2,329
Sales and advertising expense	$ 21,458	$ 66,859	$ 73,650
Percentual decrease in expenses (as a percent)	67.90%